Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign

The breakout of the loss from continuing operations before income taxes between domestic and foreign operations is below:

	2018	2017
Loss before income taxes
United States	$(6,550,167)	$(6,925,267)
Foreign	(1,350,324)	(885,397)
	$(7,900,491)	$(7,810,664)

Schedule of Components of Income Tax Expense (Benefit)

The income tax benefit for the years ended December 31, 2018 and 2017 consists of the following:

	2018	2017
Foreign
Current	$1,803	$61,766
Deferred	18,216	265,809
Change in Valuation Allowance	(8,010)	(277,126)
U.S. Federal
Current	-	-
Deferred	(1,305,934)	2,682,311
Change in Valuation Allowance	291,721	(3,362,028)
State and Local
Current	-	-
Deferred	(99,938)	65,450
Change in Valuation Allowance	400,918	(80,611)
	$(701,224)	$(644,429)

Schedule of Effective Income Tax Rate Reconciliation

The benefit for income tax using statutory U.S. federal tax rate of 21% is reconciled to the Company’s effective tax rate as of December 31, 2018 and 2017 is as follows:

	2018	2017
Computed “expected” income tax benefit	$(1,659,103)	$(2,392,649)
State income taxes, net of federal benefit	(99,938)	(276,243)
Noncontrolling interest	87,389	140,879
Permanent Items	147,602	4,025
Capital loss expiration	50,220	-
Federal expense of tax rate change	-	4,836,697
Foreign Tax Expense	1,803	61,766
Other	86,174	169,244
Change in valuation allowance	684,629	(3,188,148)
	$(701,224)	$(644,429)

Schedule of Deferred Tax Assets and Liabilities

Major components of deferred tax assets at December 31, 2018 and 2017 were:

	2018	2017
Net operating loss carryforwards	$11,106,000	$10,279,350
Capital loss carryforwards	-	50,226
Section 1231 loss carryforwards	79,869	78,176
Charitable contribution carryforwards	23,770	22,618
Section 163(j) limitation	479,264	-
Other	91,764	10,154
Restaurant startup expenses	23,369	-
Accrued expenses	159,623	68,477
Deferred occupancy liabilities	128,936	151,531
Revenue recognition	243,059	-
Total deferred tax assets	12,335,654	10,660,532

Property and equipment	-	(72,553)
Other asset and liability impairment	(122,326)	(62,008)
Investments	(204,863)	(114,519)
Intangibles and Goodwill	(432,572)	(465,841)
Total deferred tax liabilities	(759,761)	(714,921)

Net deferred tax assets	11,575,893	9,945,611
Valuation allowance	(11,652,658)	(10,724,970)
	$(76,765)	$(779,359)